26. Non-controlling interests (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interests Details 2Abstract
Profit attributable to non-controlling interests	R$ 32,224	R$ 224,518	R$ 217,441
Of which:
Santander Leasing S.A. Arrendamento Mercantil	(444)	3	25
Getnet S.A.		3,962	55,518
Ole Consignado S.A.		199,332	138,527
Banco PSA Finance Brasil S.A.	14,146	15,887	17,914
Rojo Entretenimento S.A.	(159)	230	166
Banco Hyundai Capital	18,681	2,520
Return Capital Servicos de Recuperacao de Creditos S.A. (Current name of Ipanema Empreendimentos e Participacoes Ltda.)		2,584	1,150
Others			R$ 4,141